ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 35,142	$ 67,099
Accrued liabilities	17,488	41,297
Employee benefit liability	4,783
Restricted share unit liability	2,730	2,668
Accrued interest on convertible notes	660
Royalty payable	146
Accounts payable and accrued liabilities	60,949	111,064
Non-current portion of restricted share unit liability	(511)
Current portion of accounts payable and accrued liabilities	$ 60,438	$ 111,064	$ 34,685